SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A common stocks reflected in the condensed balance sheets (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	4 Months Ended	21 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Nov. 10, 2020
Gross proceeds	$ 231,560,000	$ 231,560,000
Proceeds allocated to Public Warrants	(12,156,900)	12,156,900
Class A common stocks issuance costs	(12,491,903)	12,491,903
Accretion of carrying value to redemption value	29,280,003
Class A Common Stock Subject to Possible Redemption	$ 236,191,200	$ 236,191,200	$ 236,191,200	$ 236,191,200	$ 224,400,000